SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Nature of Operations
Nature of Operations Sensient Technologies Corporation, together with its subsidiaries (the “Company”), is a leading global manufacturer and marketer of colors, flavors and fragrances. The Company uses advanced technologies at facilities around the world to develop specialty food and beverage systems, cosmetic and pharmaceutical systems, specialty inks and colors, and other specialty and fine chemicals. The Company’s reportable segments consist of the Flavors & Fragrances and Color Groups, which are managed on a products and services basis. The Asia Pacific Group and certain of the Company’s flavor businesses in Central and South America (Flavors Central & South America), which are managed on a geographic basis, are included in Corporate & Other.

Principles of Consolidation and Basis of Presentation
Principles of Consolidation and Basis of Presentation The consolidated financial statements include the accounts of the Company and have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). All significant intercompany accounts and transactions have been eliminated in consolidation.

The results of operations for one of the Company’s business units within the Color Group have been reported as a discontinued operation for all periods presented. The corresponding assets have been reclassified in accordance with the authoritative literature on assets held for sale as of December 31, 2014. See Note 12, Discontinued Operations, for further information regarding discontinued operations.

Use of Estimates
Use of Estimates The preparation of the consolidated financial statements requires the use of management’s estimates and assumptions that affect reported amounts of assets, liabilities, revenue and expenses during the reporting period and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Revenue Recognition
Revenue Recognition The Company recognizes revenue (net of estimated discounts, allowances and returns) when title to goods passes, the customer is obligated to pay the Company and the Company has no remaining obligations. Such recognition typically corresponds with the shipment of goods.

Cost of Products Sold
Cost of Products Sold Cost of products sold includes materials, labor and overhead expenses incurred in the manufacture of our products. Cost of products sold also includes charges for obsolete and slow moving inventories, as well as costs for quality control, purchasing and receiving costs, inspection costs, warehousing costs, internal transfer costs, other costs of our internal distribution network and costs incurred for shipping and handling. The Company records fees billed to customers for shipping and handling as revenue.

Selling and Administrative Expenses
Selling and Administrative Expenses Selling and administrative expenses primarily include the salaries and related costs for executive, finance, accounting, human resources, information technology, research and development and legal personnel as well as salaries and related costs of salespersons and commissions paid to external sales agents.

Cash Equivalents	Cash Equivalents The Company considers all highly liquid investments with maturities of three months or less at the date of acquisition as cash equivalents.
Accounts Receivable
Accounts Receivable Receivables are recorded at their face amount, less an allowance for doubtful accounts. The allowance for doubtful accounts is based on customer-specific analysis and general matters such as current assessments of past due balances and economic conditions. Specific accounts are written off against the allowance for doubtful accounts when it is deemed that the receivable is no longer collectible.

Inventories
Inventories Inventories are stated at the lower of cost or market. Market is determined on the basis of estimated realizable values. Cost is determined using the first-in, first-out (“FIFO”) method with the exception of certain locations of the Flavors & Fragrances Group where cost is determined using a weighted average method. Inventories include finished and in-process products totaling $308.7 million and $317.1 million at December 31, 2014 and 2013, respectively, and raw materials and supplies of $140.7 million and $157.4 million at December 31, 2014 and 2013, respectively.

Property, Plant and Equipment
Property, Plant and Equipment Property, plant and equipment are recorded at cost reduced by accumulated depreciation. Depreciation is provided over the estimated useful life of the related asset using the straight-line method for financial reporting. The estimated useful lives for buildings and leasehold improvements range from 5 to 40 years. Machinery and equipment have estimated useful lives ranging from 3 to 20 years. Interest costs on significant projects constructed or developed for the Company’s own use are capitalized as part of the asset.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets The carrying value of goodwill is evaluated for impairment on an annual basis or more frequently when an indicator of impairment occurs. The impairment assessment includes comparing the carrying amount of net assets, including goodwill, of each reporting unit to its respective fair value as of the date of the assessment. Fair value was estimated based upon an evaluation of the reporting unit’s estimated future discounted cash flow as well as the public trading and private transaction valuation multiples for comparable companies. Such determination of fair value yielded no impairment in 2014, 2013 or 2012.

The cost of intangible assets with determinable useful lives is amortized on a straight-line basis to reflect the pattern of economic benefits consumed, ranging from 5 to 20 years. These assets include technological know-how, customer relationships, patents, trademarks and non-compete agreements, among others.

Impairment of Long-lived Assets
Impairment of Long-lived Assets The Company reviews long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company performs undiscounted cash flow analyses to determine if potential impairment exists. If impairment is determined to exist, any related impairment loss is calculated based on the difference between fair value and carrying value. Impairment losses were recorded as a result of the Company’s 2014 Restructuring Plan and 2013 restructuring plan. See Note 11, Restructuring Charges, for additional information.

Financial Instruments
Financial Instruments The Company may use derivative financial instruments for the purpose of hedging currency and interest rate exposures which exist as part of ongoing business operations. As a policy, the Company does not engage in speculative or leveraged transactions, nor does the Company hold or issue financial instruments for trading purposes.

Hedge effectiveness is determined by how closely the changes in the fair value of the hedging instrument offset the changes in the fair value or cash flows of the hedged item. Hedge accounting is permitted only if the hedging relationship is expected to be highly effective at the inception of the transaction and on an ongoing basis. Any ineffective portions are recognized in earnings immediately.

Interest Rate Hedging
Interest Rate Hedging The Company is exposed to interest rate risk through its corporate borrowing activities. The objective of the Company’s interest rate risk management activities is to manage the levels of the Company’s fixed and floating interest rate exposure to be consistent with the Company’s preferred mix. The interest rate risk management program may include entering into interest rate swaps, which qualify as fair value hedges, when there is a desire to modify the Company’s exposure to interest rates. Gains or losses on fair value hedges are recognized in earnings, net of gains and losses on the fair value of the hedged instruments.

Cash Flow Hedges
Cash Flow Hedges The primary objectives of the foreign exchange risk management activities are to understand and mitigate the impact of potential foreign exchange fluctuations on the Company’s financial results and its economic well-being. Generally, these risk management transactions involve the use of foreign currency derivatives to protect against exposure resulting from recorded accounts receivable and payable. The Company may utilize forward exchange contracts, generally with maturities of less than 12 months, which qualify as cash flow hedges. These foreign exchange contracts are intended to offset the effect of exchange rate fluctuations on recorded intercompany receivables and payables. Gains and losses on these instruments are deferred in accumulated other comprehensive (loss) income (“OCI”) until the underlying transaction is recognized in earnings.

The Company’s existing cash flow hedges are highly effective. As a result, any current impact on earnings due to cash flow hedge ineffectiveness is immaterial.

Net Investments Hedging
Net Investments Hedging The Company may enter into foreign-denominated debt to be used as a non-derivative instrument to hedge the Company’s net investment in foreign subsidiaries. The change in the carrying amount of the foreign-denominated debt on the Company’s books, attributable to changes in the spot foreign exchange rate, is a hedge of the net investment in its foreign subsidiaries. Changes in the fair value of debt designated as a net investment hedge are recorded in foreign currency translation in OCI.

Commodity Purchases
Commodity Purchases The Company purchases certain commodities in the normal course of business that result in physical delivery of the goods and, hence, are excluded from Accounting Standards Codification (“ASC”) 815, Derivatives and Hedging.

Translation of Foreign Currencies
Translation of Foreign Currencies For all significant foreign operations, the functional currency is the local currency. Assets and liabilities of foreign operations are translated into U.S. dollars at current exchange rates. Revenue and expense accounts are translated into U.S. dollars at average exchange rates prevailing during the year. Adjustments resulting from the translation of foreign accounts into U.S. dollars are recorded in foreign currency translation in OCI. Transaction gains and losses that occur as a result of transactions denominated in non-functional currencies are included in earnings and were not significant during the three-year period ended December 31, 2014.

Share-Based Compensation
Share-Based Compensation Share-based compensation expense is recognized over the vesting period of each award based on the fair value of the instrument at the time of grant as summarized in Note 5, Share-Based Compensation.

Income Taxes
Income Taxes The Company recognizes a current tax liability or asset for the estimated taxes payable or refundable on tax returns for the current year and a deferred tax liability or asset for the estimated future tax effects attributable to temporary differences and carryforwards. The measurement of current and deferred tax liabilities and assets is based on provisions of enacted tax law. Deferred tax assets are reduced, if necessary, by the amount of any tax benefits for which the utilization of the asset is not considered likely.

Earnings Per Share
Earnings Per Share The difference between basic and diluted earnings per share (“EPS”) is the dilutive effect of stock options and non-vested stock. Diluted EPS assumes that non-vested stock has vested and all dilutive stock options, for which the average market price exceeds the exercise price (in-the-money), are exercised. Stock options for which the exercise price exceeds the average market price (out-of-the-money) have an anti-dilutive effect on EPS, and accordingly, are excluded from the calculation.

The following table sets forth the computation of basic and diluted earnings per share from continuing operations for the years ended December 31:

(in thousands except per share amounts)	2014	2013	2012
Numerator:
Net earnings from continuing operations	$81,771	$114,298	$125,082
Denominator:
Denominator for basic earnings per share-weighted average common shares	48,525	49,755	49,596
Effect of dilutive securities	294	179	226
Denominator for diluted earnings per share-adjusted weighted average shares outstanding	48,819	49,934	49,822
Earnings per common share from continuing operations
Basic	$1.69	$2.30	$2.52
Diluted	$1.67	$2.29	$2.51

The Company has a share-based compensation plan under which employees may be granted share-based awards in which non-forfeitable dividends are paid on non-vested shares for certain awards. As such, these shares are considered participating securities under the two-class method of calculating EPS as described in ASC Topic 260, Earnings per Share. The two-class method of calculating EPS did not have a material impact on the Company’s EPS calculations as of December 31, 2014, 2013 and 2012.

In 2014, 2013 and 2012, there were no anti-dilutive stock options. All EPS amounts are presented on a diluted basis unless otherwise noted.

Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)Accumulated OCI is composed primarily of foreign currency translation, pension liability and unrealized gains or losses on cash flow hedges. See Note 7, Accumulated Other Comprehensive Income, for additional information.

Research and Development
Research and Development Research and development costs are recorded in selling and administrative expenses in the year they are incurred. Research and development costs related to continuing operations were $35.9 million, $34.1 million and $34.2 million during the years ended December 31, 2014, 2013 and 2012, respectively.

Advertising
Advertising Advertising costs are recorded in selling and administrative expenses as they are incurred. Advertising costs related to continuing operations were $1.9 million, $1.6 million and $2.2 million during the years ended December 31, 2014, 2013 and 2012, respectively.

Environmental Liabilities
Environmental Liabilities The Company records liabilities related to environmental remediation obligations when estimated future expenditures are probable and reasonably estimable. Such accruals are adjusted as further information becomes available or as circumstances change. Estimated future expenditures are discounted to their present value when the timing and amount of future cash flows are fixed and readily determinable. Recoveries of remediation costs from other parties, if any, are recognized as assets when their receipt is assured.

Subsequent Events	Subsequent Events The Company performed an evaluation of subsequent events through the date these financial statements were issued and no such events were identified.
New Pronouncements
New Pronouncements On January 1, 2014, the Company adopted Accounting Standards Update (ASU) No. 2013-11, Income Taxes (Topic 740), Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists, which requires companies to change the balance sheet presentation of certain unrecognized tax benefits and deferred tax assets. The adoption of this ASU had no material impact on the Company’s balance sheet presentation, financial condition or results of operations.

On April 10, 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, which amends the definition of a discontinued operation in ASC 205-20, “Discontinued Operations” and requires companies to provide additional disclosures for disposal transactions. Under the revised standard, a discontinued operation represents a strategic shift that has or will have a major impact on an entity’s operations or financial results. ASU 2014-08 is required to be applied prospectively to all disposals that occur in annual periods beginning on or after December 15, 2014, with early adoption permitted. The Company will prospectively apply this guidance in 2015.

On May 28, 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers. The requirements of the new standard are effective for interim and annual periods beginning after December 15, 2016, with early adoption not permitted. The Company is currently evaluating the expected impact of this new standard.